Income Taxes (Details) - Schedule of effective income tax rate and PRC statutory income tax	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of effective income tax rate and PRC statutory income tax [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different income tax rate in other jurisdictions	(8.20%)	(7.30%)
Effect of non-deductible expenses	(0.10%)	(0.10%)	(0.30%)
Effect of valuation of deferred tax allowance	(27.30%)	(18.20%)	(46.30%)
Effective tax rate	(10.60%)	(0.60%)	(21.60%)